Expenses by Nature - Summary of major components of expenses by nature included in cost of sales and selling, general and administrative expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Quantitative Information About Components Of Expenses By Nature [Abstract]
Material costs	¥ 998,644	¥ 995,947	¥ 964,425
Personnel expenses	891,123	890,715	901,611
Outsourcing and subcontracting fees	588,727	544,142	522,909
Depreciation and amortization	¥ 188,984	¥ 118,664	¥ 114,274